EVENT SUBSEQUENT TO JUNE 30, 2022 (Details) - USD ($) $ in Millions	Sep. 02, 2022	Sep. 29, 2022
Cash held in account as security for credit agreement | HCRM
Disclosure of non-adjusting events after reporting period [line items]
Restricted cash transferred to collateral bank account		$ 16.0
Commencement of major litigation [member] | Kukbo Co. Ltd. | Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Default amount	$ 5.0
Commencement of major litigation [member] | Kukbo Co. Ltd. | Exclusive License Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Default amount	$ 1.5